Nature of Operations	12 Months Ended
Dec. 31, 2017
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is controlled by (43.73%) Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
In September 2017, the Company completed the sale of its PCB inspection and metrology business unit. The Buyers acquired the entire assets and liabilities related to the PCB business unit, including 100% equity interests in the Company’s Chinese and Taiwanese subsidiaries. The Company received a total cash consideration of $32,000 and may receive an additional amount of up to $3,000 conditioned upon the PCB business unit's financial performance in 2018. The Company records the contingent consideration portion of the arrangement when the consideration is determined to be realizable. As of December 31, 2017, no asset with respect of contingent consideration was recognized.

Due to the sale of the Company’s PCB business, the results of this unit ceased to be consolidated into these financial statements and are accounted as discontinued operations in the current period and reclassified prior periods. (See Note 19)

C.
During 2016 and 2015, the Company decided to re-organize its mode of operation with respect to its functional inkjet technology (FIT) activity. As part of this change, an obsolescence provision was recorded against the remaining Gryphon inventory, fixed assets and intangible assets and an adjustment was made to related liabilities.

These decisions had no impact on the consolidated statement of operation in the year ended December 31, 2017. The impact of these decisions on the consolidated statement of operation in the years ended December 31, 2016 and 2015 was as follows:

		Year ended	Year ended
		December 31,	December 31,
		2016	2015
		U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off and other	4,931	1,041
Reorganization and impairment	Impairment charge with respect of intangible assets	-	1,595
Reorganization and impairment	Revaluation of OCS liabilities	*(4,962)	(1,457)
Reorganization and impairment	Other	903	-

		872	1,179

*see Note 10E